OTHER COMPREHENSIVE INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
OTHER COMPREHENSIVE INCOME

NOTE 10. OTHER COMPREHENSIVE INCOME

The following table presents the tax effects of the components of other comprehensive income (loss) for the periods presented:

	Three Months Ended September 30, 2014			Three Months Ended September 30, 2013
(dollars in thousands)	Pre-Tax Amount	Tax (Expense) Benefit	Net of Tax Amount	Pre-Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Change in unrealized gains/losses on securities available-for-sale	$(2,032)	$712	$(1,320)	$335	$(117)	$218
Reclassification adjustment for net (gains)/losses on securities available-for-sale included in net income(1)	—	—	—	(3)	1	(2)
Adjustment to funded status of employee benefit plans	269	(94)	175	631	(220)	411

Other Comprehensive Income (Loss)	$(1,763)	$618	$(1,145)	$963	$(336)	$627

(1)	Reclassification adjustments are comprised of realized security gains. The gains have been reclassified out of accumulated other comprehensive income (loss) and have affected certain lines in the Consolidated Statements of Comprehensive Income as follows; the pre-tax amount is included in securities gains-net, the tax expense amount is included in the provision for income taxes and the net of tax amount is included in net income.

	Nine Months Ended September 30, 2014			Nine Months Ended September 30, 2013
(dollars in thousands)	Pre-Tax Amount	Tax (Expense) Benefit	Net of Tax Amount	Pre-Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Change in unrealized gains/losses on securities available-for-sale	$7,844	$(2,746)	$5,098	$(13,494)	$4,723	$(8,771)
Reclassification adjustment for net (gains)/losses on securities available-for-sale included in net income(1)	(41)	15	(26)	(5)	2	(3)
Adjustment to funded status of employee benefit plans	692	(242)	450	1,827	(639)	1,188

Other Comprehensive Income (Loss)	$8,495	$(2,973)	$5,522	$(11,672)	$4,086	$(7,586)

(1)	Reclassification adjustments are comprised of realized security gains. The gains have been reclassified out of accumulated other comprehensive income and have affected certain lines in the consolidated statement of comprehensive income as follows; the pre-tax amount is included in securities gains-net, the tax expense amount is included in the provision for income taxes and the net of tax amount is included in net income.

NOTE 19. TAX EFFECTS ON OTHER COMPREHENSIVE INCOME (LOSS)

The following tables present the tax effects of the components of other comprehensive income (loss) for the years ended December 31:

(dollars in thousands)	Pre-Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
2013
Net change in unrealized (losses) gains on securities available-for-sale	$(16,928)	$5,925	$(11,003)
Net available-for-sale securities (gains) losses reclassified into earnings	(5)	2	(3)
Adjustment to funded status of employee benefit plans	18,299	(6,405)	11,894

Other Comprehensive Income	$1,366	$(478)	$888

2012
Net change in unrealized gains (losses) on securities available-for-sale	$4,097	$(1,434)	$2,663
Net available-for-sale securities (gains) losses reclassified into earnings	(3,016)	1,055	(1,961)
Adjustment to funded status of employee benefit plans	(271)	95	(176)

Other Comprehensive Income	$810	$(284)	$526

2011
Net change in unrealized gains (losses) on securities available-for-sale	$6,702	$(2,346)	$4,356
Net available-for-sale securities losses (gains) reclassified into earnings	124	(43)	81
Adjustment to funded status of employee benefit plans	(18,787)	6,576	(12,211)

Other Comprehensive (Loss) Income	$(11,961)	$4,187	$(7,774)